Trade Accounts and Notes Receivable, Net (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts and Notes Receivable, Net
Non-interest bearing notes received in 2021 from customers as deposits and advances mainly in connection with annual ("upfront basis") and from time to time ("scatter basis") prepayments		$ 1,499,335
Trade accounts receivable	$ 10,489,336	14,955,334
Loss allowance	(2,032,034)	(3,361,658)	$ (4,249,133)
Total trade notes and accounts receivable, net	8,457,302	13,093,011
Non-current trade receivables	$ 438,376	$ 385,060